Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES — 94.1%
	ANGOLA — 0.4%
260,000	Angolan Government International Bond 8.250%, 5/9/2028	$246,675
	AZERBAIJAN — 0.5%
320,000	Republic of Azerbaijan International Bond 3.500%, 9/1/2032	287,699
	BAHRAIN — 0.6%
330,000	Bahrain Government International Bond 7.500%, 9/20/2047	337,425
	BRAZIL — 7.7%
10,815	Brazil Notas do Tesouro Nacional Serie F 10.000%, 1/1/2025	2,028,476
780,000	Brazilian Government International Bond 4.750%, 1/14/2050[2]	595,421
320,000	CSN Resources S.A. 4.625%, 6/10/2031[2]	258,880
450,000	LD Celulose International GmbH 7.950%, 1/26/2032[2,3]	460,800
315,000	MARB BondCo PLC 3.950%, 1/29/2031[2]	277,925
455,000	Nexa Resources S.A. 6.750%, 4/9/2034[2,3]	481,731
290,000	Suzano Austria GmbH 3.125%, 1/15/2032[2]	252,010
275,000	Yinson Boronia Production B.V. 8.947%, 7/31/2042[2,3]	293,287
		4,648,530
	BULGARIA — 0.4%
220,000	Bulgaria Government International Bond 4.875%, 5/13/2036	269,368
	CHILE — 1.8%
510,000	Banco de Credito e Inversiones S.A. 7.500% (USD 5 Year Tsy+376.70 basis points), 12/12/2172[2,3,4,5]	516,758
410,000	Corp Nacional del Cobre de Chile 3.150%, 1/15/2051[2]	275,520
305,000	Inversiones La Construccion S.A. 4.750%, 2/7/2032[2]	279,932
		1,072,210

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	CHINA — 0.6%
700,000	CIFI Holdings Group Co., Ltd. 6.550%, 3/28/2025*2,6	$64,750
800,000	Country Garden Holdings Co., Ltd. 3.300%, 1/12/2031[2,6]	58,000
400,000	KWG Group Holdings Ltd. 5.950%, 8/10/2025*2,6	23,500
250,000	Logan Group Co., Ltd. 5.250%, 10/19/2025*2,6	20,938
1,700,000	Shimao Group Holdings Ltd. 6.125%, 2/21/2025*2,6	85,000
800,000	Sunac China Holdings Ltd. 7.250%, 9/30/2030[2,7]	56,000
1,000,000	Yuzhou Group Holdings Co., Ltd. 8.500%, 2/4/2025*2,6	65,000
		373,188
	COLOMBIA — 2.4%
300,000	Banco Davivienda S.A. 6.650% (USD 10 Year Tsy+509.70 basis points), 10/22/2072[2,4,5]	255,750
3,572,800,000	Colombian TES 6.000%, 4/28/2028	771,645
490,000	Ecopetrol S.A. 4.625%, 11/2/2031[2]	419,783
		1,447,178
	CZECH REPUBLIC — 1.7%
23,490,000	Czech Republic Government Bond 2.400%, 9/17/2025	1,026,156
	DOMINICAN REPUBLIC — 1.8%
830,000	Dominican Republic International Bond 4.500%, 1/30/2030	793,945
310,000	Empresa Generadora de Electricidad Haina S.A. 5.625%, 11/8/2028[2]	293,433
		1,087,378
	ECUADOR — 0.8%
900,000	Ecuador Government International Bond 5.500%, 7/31/2035[8]	511,650
	EL SALVADOR — 0.6%
	El Salvador Government International Bond
370,000	0.250%, 4/17/2030[2,3]	8,325
370,000	9.250%, 4/17/2030[2,3]	368,613
		376,938

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	GHANA — 1.0%
330,000	Ghana Government International Bond 7.750%, 4/7/2029[3]	$175,313
410,000	Kosmos Energy Ltd. 8.750%, 10/1/2031[2,3]	404,875
		580,188
	GUATEMALA — 0.4%
320,000	Guatemala Government Bond 4.650%, 10/7/2041[2]	264,300
	HONG KONG — 1.6%
260,000	AIA Group Ltd. 4.950%, 4/4/2033[2]	265,850
370,000	CK Hutchison International 20 Ltd. 3.375%, 5/8/2050[2]	279,986
490,000	Standard Chartered PLC 4.300% (USD 5 Year Tsy+313.50 basis points), 8/14/2072[2,4,5]	444,675
		990,511
	HUNGARY — 2.2%
197,260,000	Hungary Government Bond 5.500%, 6/24/2025	553,372
300,000	Magyar Export-Import Bank Zrt 6.125%, 12/4/2027[2]	308,157
400,000	Raiffeisen Bank zrt 5.150% (3-Month Euribor+225.00 basis points), 5/23/2030[2,5]	455,254
		1,316,783
	INDIA — 2.5%
310,000	Greenko Solar Mauritius Ltd. 5.950%, 7/29/2026[2]	308,934
307,989	India Green Power Holdings 4.000%, 2/22/2027[2]	293,456
270,000	India Vehicle Finance 5.850%, 9/25/2030[3]	269,663
360,000	JSW Steel Ltd. 5.050%, 4/5/2032[2]	330,525
300,000	Manappuram Finance Ltd. 7.375%, 5/12/2028	306,750
		1,509,328
	INDONESIA — 2.2%
580,000	Indofood CBP Sukses Makmur Tbk P.T. 4.745%, 6/9/2051[2]	506,775

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	INDONESIA (Continued)
980,000	Indonesia Government International Bond 3.700%, 10/30/2049	$808,500
		1,315,275
	IVORY COAST — 0.7%
430,000	Ivory Coast Government International Bond 8.250%, 1/30/2037	441,556
	JAMAICA — 0.3%
200,000	Kingston Airport Revenue Finance Ltd. 6.750%, 12/15/2036[2,3]	206,300
	KAZAKSTAN — 1.0%
325,000	KazMunayGas National Co. JSC 3.500%, 4/14/2033[2]	282,750
380,000	Tengizchevroil Finance Co. International Ltd. 3.250%, 8/15/2030[2]	329,517
		612,267
	KUWAIT — 1.3%
830,000	MEGlobal B.V. 2.625%, 4/28/2028[2]	768,269
	MALAYSIA — 2.1%
360,000	Axiata Spv5 Labuan Ltd. 3.064%, 8/19/2050[2]	257,584
1,040,000	Malaysia Government Bond 3.733%, 6/15/2028	254,722
1,050,000	Petronas Capital Ltd. 3.404%, 4/28/2061[2]	763,707
		1,276,013
	MEXICO — 9.6%
290,000	Banco Bilbao Vizcaya Argentaria S.A. 6.125% (USD SWAP SEMI 30/360 5Y+387.00 basis points), 2/16/2167[2,4,5]	280,932
300,000	Banco Mercantil del Norte S.A./Grand Cayman 6.625% (USD 10 Year Tsy+503.40 basis points), 1/24/2072[2,4,5]	278,640
280,000	BBVA Bancomer S.A./Texas 8.125% (USD 5 Year Tsy+421.40 basis points), 1/8/2039[2,5]	296,537
470,000	Bimbo Bakeries USA, Inc. 5.375%, 1/9/2036[2]	484,541
380,000	Braskem Idesa SAPI 6.990%, 2/20/2032[2]	299,250
710,000	Cemex S.A.B. de C.V. 5.125% (USD 5 Year Tsy+453.40 basis points), 9/8/2072[2,4,5]	697,575

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	MEXICO (Continued)
200,000	FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple 7.250%, 1/31/2041[2,3]	$207,750
340,000	Fresnillo PLC 4.250%, 10/2/2050[2]	259,930
270,000	GCC S.A.B. de C.V. 3.614%, 4/20/2032[2]	240,300
340,000	Industrias Penoles S.A.B. de C.V. 4.750%, 8/6/2050[2]	272,319
	Mexican Bonos
35,180,000	10.000%, 12/5/2024	1,784,398
8,320,000	5.750%, 3/5/2026	401,337
410,000	Petroleos Mexicanos 6.750%, 9/21/2047	293,150
		5,796,659
	MONTENEGRO — 0.6%
350,000	Montenegro Government International Bond 7.250%, 3/12/2031[3]	364,788
	MOROCCO — 1.0%
370,000	Morocco Government International Bond 4.000%, 12/15/2050	273,916
370,000	OCP S.A. 5.125%, 6/23/2051[2]	300,736
		574,652
	NIGERIA — 1.9%
540,000	IHS Netherlands Holdco B.V. 8.000%, 9/18/2027[2]	541,013
710,000	Nigeria Government International Bond 7.375%, 9/28/2033	601,547
		1,142,560
	PAKISTAN — 1.3%
200,000	Pakistan Government International Bond 6.875%, 12/5/2027	181,250
230,000	Pakistan Water & Power Development Authority 7.500%, 6/4/2031	178,825
	VEON Holdings B.V.
250,000	3.375%, 11/25/2027[2]	202,500
250,000	3.375%, 11/25/2027[2]	219,375
		781,950
	PANAMA — 1.6%
299,191	AES Panama Generation Holdings SRL 4.375%, 5/31/2030[2]	269,636

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	PANAMA (Continued)
970,000	Panama Government International Bond 4.500%, 1/19/2063[2]	$679,912
		949,548
	PARAGUAY — 0.5%
360,000	Paraguay Government International Bond 2.739%, 1/29/2033[2]	306,675
	PHILIPPINES — 2.1%
370,000	Metropolitan Bank & Trust Co. 5.500%, 3/6/2034	383,297
890,000	Philippine Government International Bond 2.650%, 12/10/2045	626,894
280,000	Rizal Commercial Banking Corp. 5.500%, 1/18/2029	289,100
		1,299,291
	POLAND — 2.4%
440,000	Bank Gospodarstwa Krajowego 6.250%, 7/9/2054[3]	472,323
980,000	Republic of Poland Government International Bond 5.125%, 9/18/2034[2]	1,006,646
		1,478,969
	QATAR — 4.4%
730,000	Ooredoo International Finance Ltd. 2.625%, 4/8/2031	662,015
840,000	Qatar Government International Bond 4.750%, 5/29/2034[3]	879,900
900,000	QatarEnergy 3.300%, 7/12/2051[2]	673,875
420,000	QIC Cayman Ltd. 6.750% (Constant Maturity Yield Six-Year Tsy+353.70 basis points), 7/7/2072[2,4,5]	427,867
		2,643,657
	ROMANIA — 1.5%
1,110,000	Romania Government Bond 4.850%, 4/22/2026	244,199
630,000	Romanian Government International Bond 6.375%, 1/30/2034	654,413
		898,612
	SAUDI ARABIA — 5.1%
800,000	Gaci First Investment Co. 5.375%, 10/13/2122[2]	724,750

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SAUDI ARABIA (Continued)
630,000	Greensaif Pipelines Bidco Sarl 6.129%, 2/23/2038	$667,409
1,000,000	Saudi Arabian Oil Co. 3.500%, 11/24/2070[2]	667,812
	Saudi Government International Bond
630,000	5.000%, 1/16/2034	642,600
390,000	5.750%, 1/16/2054	397,313
		3,099,884
	SOUTH AFRICA — 6.0%
250,000	Absa Group Ltd. 6.375% (USD 5 Year Tsy+541.10 basis points), 11/27/2072[2,4,5]	246,406
510,000	Bidvest Group UK PLC 3.625%, 9/23/2026[2]	494,700
48,160,000	Republic of South Africa Government Bond 6.500%, 2/28/2041	1,924,686
340,000	Sasol Financing USA LLC 5.500%, 3/18/2031[2]	303,450
750,000	Stillwater Mining Co. 4.500%, 11/16/2029[2]	638,203
		3,607,445
	SOUTH KOREA — 1.1%
760,000	LG Chem Ltd. 2.375%, 7/7/2031	653,600
	SRI LANKA — 0.3%
280,000	Sri Lanka Government International Bond 7.550%, 3/28/2030	156,537
	TANZANIA (UNITED REPUBLIC OF) — 0.9%
560,000	HTA Group Ltd./Mauritius 7.500%, 6/4/2029[2,3]	567,868
	THAILAND — 1.7%
390,000	Bangkok Bank PCL/Hong Kong 5.650%, 7/5/2034[2,3]	409,043
18,190,000	Thailand Government Bond 3.650%, 6/20/2031	610,074
		1,019,117
	TRINIDAD AND TOBAGO — 1.0%
600,000	Trinidad & Tobago Government International Bond 6.400%, 6/26/2034[2,3]	619,530

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	TURKEY — 4.4%
600,000	Akbank TAS 9.369% (USD 5 Year Tsy+527.00 basis points), 6/14/2072[2,3,4,5]	$621,563
320,000	Ford Otomotiv Sanayi A.S. 7.125%, 4/25/2029[2,3]	330,320
420,000	Turkiye Garanti Bankasi A.S. 8.375% (USD 5 Year Tsy+409.00 basis points), 2/28/2034[2,3,5]	431,944
22,270,000	Turkiye Government Bond 12.600%, 10/1/2025	514,217
260,000	Turkiye Sinai Kalkinma Bankasi A.S. 9.750% (USD 5 Year Tsy+545.40 basis points), 9/21/2072[2,4,5]	269,009
510,000	Yapi ve Kredi Bankasi A.S. 7.125%, 10/10/2029[3]	518,262
		2,685,315
	UKRAINE — 0.3%
	Ukraine Government International Bond
558,043	0.000%, 2/1/2034[3,8]	188,898
230	0.000%, 2/1/2035[3,8]	100
		188,998
	UNITED ARAB EMIRATES — 7.0%
990,000	Abu Dhabi National Energy Co. PJSC 3.400%, 4/29/2051[2]	757,659
340,000	DP World Ltd./United Arab Emirates 4.700%, 9/30/2049[2]	299,275
300,000	Emirates NBD Bank PJSC 4.250% (Constant Maturity Yield Six-Year Tsy+315.50 basis points), 11/27/2172[2,4,5]	287,250
400,000	Finance Department Government of Sharjah 4.000%, 7/28/2050	278,875
600,000	First Abu Dhabi Bank PJSC 5.804% (USD 5 Year Tsy+155.00 basis points), 1/16/2035[2,5]	617,622
810,000	Galaxy Pipeline Assets Bidco Ltd. 3.250%, 9/30/2040	655,088
570,000	Magellan Capital Holdings Ltd. 8.375% (USD 1 Year Tsy+423.30 basis points), 7/8/2029[2,5]	580,534
840,000	MDGH GMTN RSC Ltd. 2.500%, 6/3/2031[2]	750,487
		4,226,790
	URUGUAY — 1.3%
810,000	Uruguay Government International Bond 4.975%, 4/20/2055	784,485

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UZBEKISTAN — 3.0%
400,000	Jscb Agrobank 9.250%, 10/2/2029[3]	$401,200
560,000	National Bank of Uzbekistan 8.500%, 7/5/2029[2]	570,360
310,000	Republic of Uzbekistan International Bond 3.900%, 10/19/2031	264,566
580,000	Uzauto Motors AJ 4.850%, 5/4/2026[2]	548,825
		1,784,951
	ZAMBIA — 0.5%
260,000	First Quantum Minerals Ltd. 9.375%, 3/1/2029[2,3]	275,600
	TOTAL FIXED INCOME SECURITIES
	(Cost $54,957,171)	56,872,666
	U.S. GOVERNMENT — 5.4%
	United States Treasury Bill
$2,400,000	0.000%, 11/7/2024	2,388,403
900,000	0.000%, 12/19/2024	891,097
	TOTAL U.S. GOVERNMENT
	(Cost $3,278,710)	3,279,500
	TOTAL INVESTMENTS — 99.5%
	(Cost $58,235,881)	60,152,164
	Other Assets in Excess of Liabilities — 0.5%	283,497
	TOTAL NET ASSETS — 100.0%	$60,435,661

PLC –	Public Limited Company
PJSC –	Public Joint Stock Company

*	Non-income producing security.
[1]	Local currency.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,474,754, which represents 15.68% of Net Assets.
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security.
[6]	Security is in default.
[7]	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
[8]	Step rate security.

Gramercy Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2024	Unrealized Appreciation (Depreciation)
Euro	UMB Bank NA	EUR per USD	12/18/2024	635,000	$(707,390)	$(709,175)	$(1,785)
					(707,390)	(709,175)	(1,785)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(707,390)	$(709,175)	$(1,785)

EUR – Euro